Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PROSPECTOR FUNDS, INC.
Central Index Key	0001402472
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Prospector Capital Appreciation Fund | No Classes
Risk/Return:
Trading Symbol	PCAFX
Prospector Opportunity Fund | No Classes
Risk/Return:
Trading Symbol	POPFX